OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 20	$ 20
Accrued employee benefits	6	6
Reforestation obligation	2	2
Unrealized monetary hedge gain	3	0
Other	3	1
Other liabilities	$ 34	$ 29